Maturity [Member] Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	4.32%
S&P AMT-Free Municipal Series Callable-Adjusted 2030 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.09%	4.67%
iShares iBonds Dec 2030 Term Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	4.92%
Performance Inception Date		May 22, 2024
iShares iBonds Dec 2030 Term Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.27%	4.91%
iShares iBonds Dec 2030 Term Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	4.34%